November 15, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Wilshire Mutual Funds, Inc. (“Registrant”) File Nos. 33-50390 and 811-07076

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive date file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on November 1, 2013.

Very truly yours, /s/ Jennifer M. Goodman Jennifer M. Goodman

Enclosures